Consolidated Statement of Changes in Equity - AUD ($)	Issued capital [member]	Reserve of share-based payments [member]	Foreign currency translation reserve [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance at 1 July 2023 at Jun. 30, 2021	$ 114,922,698	$ 6,733,118	$ (816,390)	$ (74,055,061)	$ 5,795,826	$ 52,580,191
IfrsStatementLineItems [Line Items]
Loss after income tax expense for the year				34,684,554	(281,733)	34,402,821
Other comprehensive income/(loss) for the year, net of tax			3,140,181		554,291	3,694,472
Total comprehensive income for the year			3,140,181	34,684,554	272,558	38,097,293
Movement in non-controlling interest due to increase in issued capital of AKCM Pty Ltd			144,086	(3,029,108)	2,897,326	12,304
Movement in equity of Snow Lake Resources due to loss of control		(1,043,848)	(241,826)	3,898,683	(1,384,085)	1,228,924
Issue of shares for cash (Note 14)	12,000,000					12,000,000
Exercise of performance rights (Note 13)	312,000					312,000
Share issue costs (Note 14)	(1,521,439)					(1,521,439)
Share options expense for period (Note 28)		1,457,000				1,457,000
Performance rights revaluation (Note 28)		163,053				163,053
Total comprehensive income/(loss) for the year						38,097,293
Balance at 30 June 2022 at Jun. 30, 2022	125,713,259	7,309,323	2,226,051	(38,500,932)	7,581,625	104,329,326
Balance at 30 June 2024 at Jun. 30, 2022	125,713,259	7,309,323	2,226,051	(38,500,932)	7,581,625	104,329,326
IfrsStatementLineItems [Line Items]
Loss after income tax expense for the year				(11,484,091)	(87,149)	(11,571,240)
Other comprehensive income/(loss) for the year, net of tax			1,649,254		292,308	1,941,562
Issue of shares for cash (Note 14)	19,059,988					19,059,988
Share issue costs (Note 14)	(1,826,706)					(1,826,706)
Share options expense for period (Note 28)		1,116,829				1,116,829
Performance rights revaluation (Note 28)		300,076				300,076
Total comprehensive income/(loss) for the year			1,649,254	(11,484,091)	205,159	(9,629,678)
Options converted (Note 14)	40,130					40,130
Balance at 30 June 2024 at Jun. 30, 2023	142,986,671	8,726,228	3,875,305	(49,985,023)	7,786,784	113,389,965
IfrsStatementLineItems [Line Items]
Loss after income tax expense for the year				(16,283,111)	(106,181)	(16,389,292)
Other comprehensive income/(loss) for the year, net of tax			53,609		7,882	61,491
Issue of shares for cash (Note 14)	1,000,005					1,000,005
Share issue costs (Note 14)	(14,282)					(14,282)
Share options expense for period (Note 28)		798,798				798,798
Performance rights revaluation (Note 28)		(463,129)				(463,129)
Total comprehensive income/(loss) for the year			53,609	(16,283,111)	(98,299)	(16,327,801)
Options converted (Note 14)	176					176
Balance at 30 June 2024 at Jun. 30, 2024	$ 143,972,570	$ 9,061,897	$ 3,928,914	$ (66,268,134)	$ 7,688,485	$ 98,383,732